Segment reporting - Additional Information (Details) - EUR (€) € in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Operating Segments [Abstract]
Adjustments for share based payments including employer tax	€ 2.0	€ 5.5	€ 5.9	€ 9.7
Acquisition related costs	0.2	0.3	1.0	0.3
Common [Table]
Adjustments for share based payments including employer tax	2.0	5.5	5.9	9.7
Acquisition related costs	€ 0.2	€ 0.3	€ 1.0	€ 0.3